Income (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (Loss) Per Share
Net income (loss) for the year - basic	$ (64,666)	$ 12,551	$ (34,969)
Gain on financial derivative liability	(6,683)	(27,686)	12,952
Net loss for the year - diluted	$ (64,712)	$ (15,135)	$ (34,969)
Basic - weighted average number of shares outstanding	43,430,951	32,646,906	27,753,182
Effect of dilutive securities		$ 8,116,480
Diluted - adjusted weighted average number of shares outstanding	43,430,951	40,763,386	27,753,182
Income (loss) Per Share - Basic	$ (1.49)	$ 0.38	$ (1.26)
Loss Per Share - Diluted	$ (1.49)	$ (0.37)	$ (1.26)